DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 26, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Description of Business

Interline Brands, Inc., a Delaware corporation, and its subsidiaries (“Interline” or the “Company”) is a leading national distributor and direct marketer of broad-line maintenance, repair and operations (“MRO”) products into the facilities maintenance end-market. The Company sells janitorial and sanitation (“JanSan”) supplies, plumbing, heating, ventilation and air conditioning (“HVAC”), hardware, electrical, appliances, security, and other MRO products. Interline’s diverse customer base of over 100,000 customers consists of institutions, such as educational, lodging, health care, and government facilities; multi-family housing, such as apartment complexes; and residential, including professional contractors, and plumbing and hardware retailers. Interline's customers range in size from individual contractors and independent hardware stores to apartment management companies and national purchasing groups.

The Company currently markets and sells its products primarily through thirteen targeted brands, each of which is recognized in the facilities maintenance end-market for providing quality products at competitive prices with reliable same-day or next-day delivery. During the second quarter of 2014, the Company made a strategic marketing decision to simplify its brand structure for the institutional customer base, which will result in the consolidation of certain brands serving these customers during 2015. The Company utilizes a variety of sales channels, including a direct field sales force, inside sales representatives, a direct marketing program, brand-specific websites, a national account sales program and various supply chain programs. The Company delivers its products through its network of distribution centers and professional contractor showrooms located throughout the United States, Canada, and Puerto Rico, as well as vendor managed inventory locations at large professional contractor and institutional customer locations, and its dedicated fleet of trucks and third-party carriers. Through its broad distribution network, the Company is able to provide next-day delivery service to approximately 98% of the United States ("U.S.") population and same-day delivery service to most major metropolitan markets in the U.S.

Interline Brands, Inc. is the holding company of the Interline group of businesses, including its principal operating subsidiary, Interline Brands, Inc., a New Jersey corporation (“Interline New Jersey”).

Basis of Presentation

On September 7, 2012 (the "Merger Date"), pursuant to an Agreement and Plan of Merger (the "Merger Agreement") dated as of May 29, 2012, Isabelle Holding Company Inc., a Delaware corporation (“Parent” or "Interline Delaware"), and Isabelle Acquisition Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Parent (“Merger Sub”, and together with Parent, the "Acquiring Parties"), merged with and into the Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of Parent. Immediately following the effective time of the Merger, Parent was merged with and into the Company, with the Company surviving (the "Second Merger"). Under the Merger Agreement, stockholders of the Company received $25.50 in cash for each share of Company common stock. The Merger was unanimously approved by Interline's Board of Directors and a majority of Interline's stockholders holding the outstanding shares of the common stock. Please refer to Note 3. Transactions for further information about the Merger Agreement. Prior to the Merger Date, the Company operated as a public company with its common stock traded on the New York Stock Exchange. As a result of the Merger, Interline's common stock became privately-held.

The Merger has been accounted for in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for business combinations and accordingly, the Company's assets and liabilities were recorded using their fair values as of September 7, 2012.

Although the Company continued as the same legal entity after the Merger, since the financial statements are not comparable as a result of acquisition accounting, the accompanying consolidated financial statements are presented for two periods: the period prior to the Merger ("Predecessor") and the period subsequent to the Merger ("Successor").